Stock-Based Compensation - Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Shares subject to option
Beginning Balance (shares)	65,796,322
Granted (shares)	0	0
Exercised (shares)	(12,990,193)
Canceled/Expired (shares)	(4,385,874)
Ending Balance (shares)	48,420,255	65,796,322
Vested and expected to vest (shares)	48,384,788
Exercisable (shares)	42,137,574
Weighted-average exercise price
Beginning Balance (usd per share)	$ 32.30
Granted (usd per share)	$ 0.00
Exercised (usd per share)	$ 28.46
Canceled/Expired (usd per share)	$ 35.27
Beginning Balance (usd per share)	$ 33.06	$ 32.30
Vested and expected to vest (usd per share)	$ 33.07
Exercisable (usd per share)	$ 34.38
Weighted-average remaining contractual term (in years)
Balance Beginning	4 years 2 months 12 days	4 years 10 months 8 days
Balance Ending	4 years 2 months 12 days	4 years 10 months 8 days
Vested and expected to vest	4 years 2 months 12 days
Exercisable	3 years 10 months 24 days